UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caerus Global Investors LLC

Address:  712 Fifth Avenue, 19th Floor
          New York, New York 10019

13F File Number: 028-14730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Husar
Title:  Chief Financial Officer
Phone:  212-488-5508


Signature, Place and Date of Signing:

/s/ Matthew Husar              New York, New York            February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               39

Form 13F Information Table Value Total:               $111,908
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name



None.


                                           FORM 13F INFORMATION TABLE
                                           Caerus Global Investors LLC
                                                December 31, 2012




COLUMN 1                        COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                                TITLE                   VALUE       SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP        (X$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------                  ---------  ------       ---------   -------- --- -----  -----------  ---------  -----   ------- ----
ABERCROMBIE & FITCH CO          CL A       002896207    4,797       100,000      CALL   SOLE         1          100,000
BEST BUY INC                    COM        086516101    1,549       130,700      CALL   SOLE         1          130,700
CARMAX INC                      COM        143130102    1,827        48,655             SOLE         1           48,655
COSTCO WHSL CORP NEW            COM        22160K105    4,910        49,732             SOLE         1           49,732
DECKERS OUTDOOR CORP            COM        243537107    2,922        72,568             SOLE         1           72,568
DECKERS OUTDOOR CORP            COM        243537107      737        18,300      CALL   SOLE         1           18,300
DECKERS OUTDOOR CORP            COM        243537107      805        20,000      CALL   SOLE         1           20,000
DOMINOS PIZZA INC               COM        25754A201    1,394        32,000             SOLE         1           32,000
FIFTH & PAC COS INC             COM        316645100    1,871       150,300             SOLE         1          150,300
FIVE BELOW INC                  COM        33829M101    1,459        45,540             SOLE         1           45,540
FOSSIL INC                      COM        349882100      920         9,877             SOLE         1            9,877
CAMESTOP CORP NEW               CL A       36467W109    1,750        69,762             SOLE         1           69,762
GENERAL MTRS CO                 COM        37045V100    3,890       134,937             SOLE         1          134,937
GILDAN ACTIVEWEAR INC           COM        375916103    2,213        60,498             SOLE         1           60,498
HAIN CELESTIAL GROUP INC        COM        405217100    5,668       104,539             SOLE         1          104,539
HARRY WINSTON DIAMOND CORP      COM        41587B100    3,698       262,836             SOLE         1          262,836
HERTZ GLOBAL HOLDINGS INC       COM        42805T105    1,785       109,717             SOLE         1          109,717
INTERNATIONAL GAME TECHNOLOG    COM        459902102    5,462       385,446             SOLE         1          385,446
KRAFT FOODS GROUP INC           COM        50076Q106    4,808       105,732             SOLE         1          105,732
LIFE TIME FITNESS INC           COM        53217R207    2,820        57,315             SOLE         1           57,315
LIMITED BRANDS INC              COM        532716107    4,080        86,688             SOLE         1           86,688
MELCO CROWN ENTMT LTD           ADR        585464100       67         4,000             SOLE         1            4,000
MONDELEZ INTL INC               CL A       609207105    1,896        74,489             SOLE         1           74,489
MONSTER BEVERAGE CORP           COM        611740101      894        16,918             SOLE         1           16,918
MORGANS HOTEL GROUP CO          COM        61748W108    2,917       526,500             SOLE         1          526,500
MULTIMEDIA GAMES HLDG CO INC    COM        625453105    1,868       127,000             SOLE         1          127,000
NORDSTROM INC                   COM        655664100    2,247        42,000             SOLE         1           42,000
PANERA BREAD CO                 CL A       69840W108    3,648        22,968             SOLE         1           22,968
PENN NATL GAMING INC            COM        707569109    7,049       143,529             SOLE         1          143,529
PINNACLE ENTMT INC              COM        723456109    1,808       114,204             SOLE         1          114,204
PVH CORP                        COM        693656100    1,764        15,893             SOLE         1           15,893
QUIKSILVER INC                  COM        74838C106    1,254       295,000             SOLE         1          295,000
RALPH LAUREN CORP               CL A       751212101    4,524        30,173             SOLE         1           30,173
SMITHFIELD FOODS INC            COM        832248108    1,769        82,032             SOLE         1           82,032
STARBUCKS CORP                  COM        855244109    3,563        66,431             SOLE         1           66,431
TJX COS INC NEW                 COM        872540109    2,327        54,813             SOLE         1           54,813
WALGREEN GO                     COM        931422109    6,162       166,500             SOLE         1          166,500
WHOLE FOODS MKT INC             COM        966837106    5,251        57,603             SOLE         1           57,603
WYNN RESORTS LTD                COM        983134107    3,535        31,428             SOLE         1           31,428


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